FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Financial Instruments and Risks
Fair value		R$ 3,261,071		R$ 26,954
Operational Hedge
Financial Instruments and Risks
Fair value		3,501,710		1,754,670
Operational Hedge | ZCC
Financial Instruments and Risks
Notional Amount | $	$ 4,815,050		$ 6,866,800
Fair value		3,201,865		1,596,089
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional Amount	243,100	243,100	248,100	248,100
Fair value		159,434		(2,474)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Notional Amount | $	399,328		544,702
Fair value		140,411		161,055
Debt Hedges
Financial Instruments and Risks
Fair value		(450,678)		(1,768,134)
Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Notional Amount | $	3,143,877		3,200,179
Fair value		927,104		1,052,546
Debt Hedges | Swap IPCA to CDI
Financial Instruments and Risks
Notional Amount | $	2,130,618		1,741,787
Fair value		245,159		278,945
Debt Hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Notional Amount | $			121,003
Fair value				(29,910)
Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Notional Amount | $	1,265,004		1,863,534
Fair value		(1,262,085)		(2,566,110)
Debt Hedges | Pre-fixed Swap to US$ (US$)
Financial Instruments and Risks
Notional Amount | $	350,000		350,000
Fair value		(360,856)		(503,605)
Commodity Hedge
Financial Instruments and Risks
Fair value		210,039		40,418
Commodity Hedge | Swap US-CPI (U.S.$)
Financial Instruments and Risks
Notional Amount | $	130,810		$ 124,960
Fair value		187,618		R$ 40,418
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Notional Amount | $	$ 128,307
Fair value		R$ 22,421